                                             Securities Act File No. 33-56881




                          Domestic Equity Funds

                    Supplement dated September 23, 2002
          to the Classes A, B, C, M and T, Class Q and Class I
                      Domestic Equity Prospectuses
                       Dated September 23, 2002



Shares of the ING Real Estate Fund (the "Fund") are not currently available for sale. The Fund's shares will be offered for sale on or about November 4, 2002.

        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE